Fair Value Measurement of Financial Instruments	12 Months Ended
Dec. 31, 2021
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Fair Value Measurement of Financial Instruments
22	FAIR VALUE MEASUREMENT OF FINANCIAL INSTRUMENTS
The following table presents the fair value and fair value hierarchy of the Group’s financial instruments measured at the end of the reporting period on a recurring basis. The level into which a fair value measurement is classified is determined with reference to the lowest level input that is significant to the entire measurement. The different levels have been defined as follows:

•	Level 1 valuations: unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

•	Level 2 valuations: observable inputs which fail to meet Level 1, and not using significant unobservable inputs.

•	Level 3 valuations: fair value measured using significant unobservable inputs.

The following table presents the Group’s assets that are measured at fair value as of
December 31, 2021:

		Level 1	Level 2	Level 3	Total
	Note	Million	Million	Million	Million
Financial assets measured at FVOCI	(i)	600	—	89	689
Financial assets measured at FVPL	(ii)	41,466	—	170,129	211,595

Total		42,066	—	170,218	212,284

The following table presents the Group’s assets that are measured at fair value as of
December 31, 2020:

		Level 1	Level 2	Level 3	Total
	Note	Million	Million	Million	Million
Financial assets measured at FVOCI	(i)	1,067	—	44	1,111
Financial assets measured at FVPL	(ii)	10,581	—	118,022	128,603

Total		11,648	—	118,066	129,714

Note:

(i)	The category of FVOCI is primarily the equity investments in listed companies that are not held for trading.
(ii)
The category of FVPL mainly comprises wealth management products (“WMPs”) offered by various financial institutions in China amounting to RMB169,395 million (as of December 31, 2020: RMB117,289 million), monetary funds and bond funds amounting to RMB30,346 million (as of December 31, 2020: Nil) and the Group’s investment in the CB amounting to RMB9,618 million (as of December 31, 2020: RMB9,259 million).

The WMPs mature with variable return rates indexed to the performance of underlying assets. As of December 31, 2021 and 2020, they were measured at fair value as level 3 of fair value hierarchy. The fair values were determined based on cash flow discounted assuming the expected return will be obtained upon maturity.
As of December 31, 2021 and 2020, the CB, monetary funds and bond funds were measured at fair value as level 1 of fair value hierarchy.
For the year ended December 31, 2021, the Group didn’t exercise any CB into SPD Bank’s common stock (2020: Nil).

There were no transfers between the levels of fair value hierarchy for the year
s
ended December 31, 2021 and 2020.
The movements during the year in the balance of these Level 3 fair value measurements are as follows:

					Recognized in
	As of				other	As of
	December 31,			Recognized in	comprehensive	December 31,
	2020	Purchase	Disposal	profit or loss	income	2021
	Million	Million	Million	Million	Million	Million
Financial assets measured at FVOCI	44	—	—	—	45	89
Financial assets measured at FVPL	118,022	106,682	(57,687)	3,112	—	170,129

	118,066	106,682	(57,687)	3,112	45	170,218